Subsequent Events - Additional Information (Details) - Restricted Stock Units (RSUs) - $ / shares		12 Months Ended
	Mar. 11, 2022	Dec. 31, 2021	Dec. 31, 2020
Subsequent Event [Line Items]
Share-based compensation, equity instruments other than options, granted		847,081	0
Weighted Average Grant-Date Fair Value per Unit, Granted		$ 7.95	$ 0
Subsequent event
Subsequent Event [Line Items]
Share-based compensation, equity instruments other than options, granted	3,325,772
Weighted Average Grant-Date Fair Value per Unit, Granted	$ 6.83